MERGER AND ACQUISITIONS - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	May. 28, 2013 USD ($)	Feb. 27, 2013 USD ($)	Jan. 31, 2013 USD ($)	Dec. 28, 2013 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($) Acquisition $ / shares	Dec. 29, 2012 USD ($) Acquisition
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue						$ 11,001.5
Purchase price for acquisitions					$ 3.2	933.9	$ 707.3
Goodwill acquired, FAS 141R				$ (7,562.7)	$ (7,275.5)	(7,562.7)
Business Acquisition, Pro Forma Net Income (Loss)						$ 550.9
Business Acquisition, Pro Forma Earnings Per Share, Diluted | $ / shares						$ 3.47
GQ [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 3.5
Purchase price for acquisitions	48.5
Goodwill acquired, FAS 141R	$ (92.6)
Percentage of ownership interest	60.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 20.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 10.8
Infastech
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 82.0
Purchase price for acquisitions		826.4
Goodwill acquired, FAS 141R		$ (529.7)
Percentage of ownership interest		100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		$ 117.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		86.7
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		5.3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		46.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		3.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		(99.0)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		(52.6)
Business Acquisition Purchase Price Allocation Deferred Income Tax Liabilities Noncurrent		(68.6)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		(42.8)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		378.7
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		908.4
Infastech | Trade names
Business Acquisition [Line Items]
Weighted-average useful lives				15 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		22.0
Infastech | Customer relationships
Business Acquisition [Line Items]
Weighted-average useful lives				12 years 8 months 12 days
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		251.0
Infastech | Technology [Member]
Business Acquisition [Line Items]
Weighted-average useful lives				10 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 28.0
Powers & Aeroscout
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents							$ 7.7
Number of businesses acquired during the period | Acquisition							2
Net assets acquired, excluding goodwill, FAS 141R							$ 279.4
Liabilities assumed, FAS 141R							95.3
Goodwill acquired, FAS 141R							(282.9)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill							169.9
AeroScout
Business Acquisition [Line Items]
Purchase price for acquisitions							238.8
Powers
Business Acquisition [Line Items]
Purchase price for acquisitions							$ 220.5
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Number of businesses acquired during the period | Acquisition						4	7
Purchase price for acquisitions						$ 40.9	$ 696.0
Series of Individually Immaterial Business Acquisitions | Other 2012 Acquisitions [Member] [Member]
Business Acquisition [Line Items]
Number of businesses acquired during the period | Acquisition							5
Series of Individually Immaterial Business Acquisitions | Other acquisitions
Business Acquisition [Line Items]
Purchase price for acquisitions							$ 236.7
Lista North America
Business Acquisition [Line Items]
Purchase price for acquisitions							89.7
Tong Lung
Business Acquisition [Line Items]
Purchase price for acquisitions			$ 12.0				$ 102.8
Percentage of ownership interest							89.00%
Short-term debt assumed, FAS 141R							$ 20.1